Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 97.7%
Aerospace & Defense – 2.9%
BWX Technologies Inc	15,311	$1,664,306
L3Harris Technologies Inc	7,831	1,862,760
		3,527,066
Banks – 6.6%
Columbia Banking System Inc	56,047	1,463,387
Cullen/Frost Bankers Inc	11,272	1,260,886
PNC Financial Services Group Inc/The	10,137	1,873,825
Popular Inc	10,774	1,080,309
Wintrust Financial Corp	22,438	2,435,196
		8,113,603
Building Products – 3.2%
Carlisle Cos Inc	4,103	1,845,324
Fortune Brands Home & Security Inc	23,013	2,060,354
		3,905,678
Capital Markets – 3.0%
Jefferies Financial Group Inc	23,149	1,424,821
Lazard Inc	44,610	2,247,452
		3,672,273
Chemicals – 3.5%
Ashland Global Holdings Inc	13,723	1,193,489
Corteva Inc	29,410	1,729,014
Westlake Chemical Corp	8,810	1,324,055
		4,246,558
Commercial Services & Supplies – 1.6%
Waste Connections Inc	11,266	2,014,586
Construction Materials – 1.3%
Martin Marietta Materials Inc	2,852	1,535,089
Containers & Packaging – 2.9%
Ball Corp	28,099	1,908,203
Graphic Packaging Holding Co	53,702	1,589,042
		3,497,245
Distributors – 1.2%
LKQ Corp	38,063	1,519,475
Diversified Financial Services – 1.7%
Fidelity National Information Services Inc	25,178	2,108,658
Electric Utilities – 5.4%
Alliant Energy Corp	52,353	3,177,304
Entergy Corp	26,430	3,478,452
		6,655,756
Electrical Equipment – 1.5%
AMETEK Inc	10,492	1,801,581
Electronic Equipment, Instruments & Components – 4.4%
Arrow Electronics Inc*	9,305	1,235,983
Insight Enterprises Inc*	3,012	648,755
Keysight Technologies Inc*	10,813	1,718,510
Vontier Corp	53,676	1,811,028
		5,414,276
Energy Equipment & Services – 0.8%
Baker Hughes Co	25,562	924,066
Food & Staples Retailing – 3.7%
Casey's General Stores Inc	8,316	3,124,404
Target Corp	8,661	1,349,904
		4,474,308
Food Products – 2.3%
Hershey Co	9,437	1,809,828
Lamb Weston Holdings Inc	15,668	1,014,346
		2,824,174
Health Care Equipment & Supplies – 3.3%
Globus Medical Inc*	23,644	1,691,492
Teleflex Inc	6,154	1,522,007
Zimmer Biomet Holdings Inc	7,319	790,086
		4,003,585
Health Care Providers & Services – 3.6%
Cardinal Health Inc	13,300	1,469,916

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Humana Inc	3,423	$1,084,201
Labcorp Holdings Inc	8,221	1,837,229
		4,391,346
Household Durables – 2.0%
SharkNinja Inc	9,682	1,052,530
Toll Brothers Inc	9,174	1,417,291
		2,469,821
Industrial Conglomerates – 1.7%
3M Co	15,307	2,092,467
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	34,852	1,362,365
Insurance – 4.4%
Axis Capital Holdings Ltd	21,719	1,729,050
Hartford Financial Services Group Inc	20,959	2,464,988
RenaissanceRe Holdings Ltd	4,506	1,227,434
		5,421,472
Leisure Products – 0.5%
Brunswick Corp/DE	7,588	636,026
Life Sciences Tools & Services – 1.2%
Avantor Inc*	56,516	1,462,069
Machinery – 1.2%
Lincoln Electric Holdings Inc	7,662	1,471,257
Marine – 1.1%
Kirby Corp*	10,615	1,299,594
Media – 1.9%
Fox Corp - Class B	60,764	2,357,643
Metals & Mining – 2.4%
Freeport-McMoRan Inc	59,018	2,946,179
Oil, Gas & Consumable Fuels – 4.9%
Chesapeake Energy Corp	30,557	2,513,313
HF Sinclair Corp	28,878	1,287,093
Marathon Oil Corp	84,303	2,244,989
		6,045,395
Professional Services – 2.8%
Robert Half International Inc	16,701	1,125,815
TransUnion	21,462	2,247,071
		3,372,886
Real Estate Management & Development – 1.8%
CBRE Group Inc*	17,830	2,219,478
Residential Real Estate Investment Trusts (REITs) – 1.2%
Equity LifeStyle Properties Inc	21,416	1,527,817
Retail Real Estate Investment Trusts (REITs) – 2.0%
Agree Realty Corp	33,128	2,495,532
Road & Rail – 2.8%
Canadian Pacific Kansas City Ltd	17,594	1,504,991
Landstar System Inc	10,074	1,902,676
		3,407,667
Semiconductor & Semiconductor Equipment – 1.9%
Microchip Technology Inc	17,053	1,369,186
Teradyne Inc	7,212	965,903
		2,335,089
Specialized Real Estate Investment Trusts (REITs) – 3.3%
Lamar Advertising Co	20,530	2,742,808
PotlatchDeltic Corp	28,855	1,299,918
		4,042,726
Specialty Retail – 4.3%
AutoZone Inc*	513	1,615,970
Bath & Body Works Inc	48,501	1,548,152
Burlington Stores Inc*	3,381	890,826
O'Reilly Automotive Inc*	1,008	1,160,813
		5,215,761
Trading Companies & Distributors – 2.3%
GATX Corp	10,947	1,449,930
MSC Industrial Direct Co Inc	15,775	1,357,597
		2,807,527
Total Common Stocks (cost $81,344,115)		119,618,094

	Shares or Principal Amounts	Value
Repurchase Agreements – 2.3%
ING Financial Markets LLC, Joint repurchase agreement, 4.8300%, dated 9/30/24, maturing 10/1/24 to be repurchased at $2,900,389 collateralized by $2,897,124 in U.S. Treasuries 3.7500% - 4.1250%, 12/31/28 - 3/31/29 with a value of $2,958,400 (cost $2,900,000)	$2,900,000	$2,900,000
Total Investments (total cost $84,244,115) – 100.0%		122,518,094
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(60,521)
Net Assets – 100%		$122,457,573

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$121,013,103	98.8%
Canada	1,504,991	1.2
Total	$122,518,094	100.0%

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$119,618,094	$-	$-
Repurchase Agreements	-	2,900,000	-
Total Assets	$119,618,094	$2,900,000	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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